Summary of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (Pension Benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 400.0	$ 379.3
Fair value of plan assets	$ 272.8	$ 250.7